UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2018

Pursue sustainable
income over time

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–0.38%	2.84%	5.89%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.69% for Class A shares as of the prospectus dated December 1, 2017. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six-month period ended March 31, 2018, American High-Income Trust reported a total return of –0.02%. By comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index with no expenses, returned –0.39%. The Lipper High Yield Funds Average, a benchmark of similar funds, posted a total return of –0.41%.

For the period, the fund distributed a dividend of 29 cents a share. Shareholders who reinvested dividends received an income return of 2.80%. Those who elected to take their dividends in cash received an income return of 2.76%.

High-yield market overview

High-yield bond spreads – the difference between the yield of high-yield bonds and that of government bonds of similar maturity – have remained at historically low levels of 3.5% to 4.0% for the past year. Steady economic growth coupled with persistently strong equity markets have created a stable environment for high-yield bonds, while historically low global sovereign bond yields have led to sustained demand for higher yielding bonds.

Results at a glance

For periods ended March 31, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class A shares)	–0.02%	3.55%	3.64%	6.30%	7.80%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	–0.39	3.78	5.00	8.32	—
Lipper High Yield Funds Average†	–0.41	3.25	3.86	6.67	7.06

*	Source: Bloomberg Index Services Ltd. This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American High-Income Trust	1

This reporting period saw the strongest year of U.S. growth since 2014, the lowest unemployment rate since 2001, and the highest consumer confidence levels since 2000. Growing confidence in the outlook for the U.S. economy, along with related signs of higher wages and inflation, led investors to “price in” an accelerated path of interest rate increases.

This prompted a broad rise in yields across fixed income markets, resulting in price declines for most bonds during this period. The income earned in high-yield securities was sufficient, however, to offset most of the impact of this decline, and the fund ended the period essentially flat.

Inside the portfolio

The fund’s relative returns were helped amid the interest rate volatility of this six-month period by a shorter-than-average duration position designed to protect the fund in a rising yield environment.

The following industry positions made notable contributions to results:

•	Communications, particularly telecommunications
•	Health care, particularly pharmaceutical manufacturers that are actively deleveraging
•	Technology, where demand is benefitting from stronger corporate spending

The energy sector, on the other hand, detracted from results. Even with the stabilization of oil prices, many energy-related issuers are still struggling to repair overleveraged balance sheets.

Despite the volatility seen in equity and fixed income markets, high-yield credit quality was generally stable during this period, and there were limited changes to sector or ratings positioning in the fund.

Looking ahead

High yield spreads remain near the lower end of their long-term range. This is broadly consistent with the low risk premia currently observed across other asset classes.

The fund’s 30-day yield for Class A shares as of April 30, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.81%. The fund’s 12-month distribution rate for Class A shares as of that date was 5.46%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

2	American High-Income Trust

In this environment, the fund is positioned somewhat defensively overall relative to its benchmark, as we expect monetary policy to become less accommodative over the next year. We anticipate global economic growth to remain solid in the near term, which should result in continued low default rates and limited spread widening. This outlook is largely already embedded in current spread levels.

Net supply of new high-yield securities has been negative recently, creating a positive technical backdrop for the high-yield market. We do not expect new supply to be a material headwind for the market in 2018.

Investors who have maintained a long-term perspective have received attractive returns and a steady source of income from investing in the fund. As of March 31, 2018, fund shareholders who reinvested dividends earned an average annual total return of 3.64% over five years and 6.30% over 10 years.

For the same time periods, investment-grade bonds, by contrast, returned 1.82% over five years and 3.63% over 10 years, as measured by the Bloomberg Barclays U.S. Aggregate Index, which is unmanaged and has no expenses.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

David A. Daigle
President

May 11, 2018

For current information about the fund, visit americanfunds.com.

American High-Income Trust	3

Summary investment portfolio March 31, 2018	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 94.52%	Principal amount (000)	Value (000)
Corporate bonds & notes 94.09%
Energy 17.49%
Blackstone CQP Holdco LP 6.00% 2021[1,2]	$18,400	$18,538
Blackstone CQP Holdco LP 6.50% 2021[1,2]	161,600	163,216
Cheniere Energy, Inc. 5.88%–7.00% 2024–2025	6,380	6,796
Chesapeake Energy Corp. 4.88%–8.00% 2019–2027[1,3]	170,441	166,757
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 9.444% 2021[3,4,5]	17,475	18,573
CONSOL Energy Inc. 5.875% 2022	88,755	89,532
Sabine Pass Liquefaction, LLC 5.63% 2021–2025	4,905	5,202
Southwestern Energy Co. 4.10% 2022	67,265	64,743
Teekay Corp. 8.50% 2020	92,285	95,976
Ultra Petroleum Corp. 6.875% 2022[1]	80,650	70,468
Other securities		2,130,431
		2,830,232

Health care 13.41%
Centene Corp. 4.75% 2022	75,925	77,254
Kinetic Concepts, Inc. 12.50% 2021[1]	94,840	107,643
Molina Healthcare, Inc. 5.375% 2022	102,136	101,370
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,7,8,9]	72,065	67,740
Tenet Healthcare Corp. 6.00% 2020	94,645	98,194
Tenet Healthcare Corp. 4.38%–8.13% 2020–2025[1]	188,256	186,987
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	104,920	93,510
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	129,033	111,839
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	70,910	70,821
Valeant Pharmaceuticals International, Inc. 5.63%–9.00% 2021–2025[1]	158,640	159,485
Other securities		1,096,323
		2,171,166

Consumer discretionary 12.89%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,400	69,227
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	77,090	73,382
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	91,125	85,885
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2026[1]	61,275	60,356
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	180,109	180,559

4	American High-Income Trust

	Principal amount (000)	Value (000)
Meredith Corp. 6.875% 2026[1]	$79,340	$81,621
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.941% 2020[3,4,5]	74,766	64,789
Petsmart, Inc. 7.125% 2023[1]	130,669	74,808
Petsmart, Inc. 5.875% 2025[1]	140,855	102,472
Petsmart, Inc. 8.875% 2025[1]	71,865	41,322
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	62,505	62,114
Sotheby’s 4.875% 2025[1]	77,795	74,287
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	59,630	60,077
Other securities		1,055,200
		2,086,099

Materials 12.53%
Cleveland-Cliffs Inc. 5.75% 2025[1]	149,335	143,175
Cleveland-Cliffs Inc. 4.80%–6.25% 2020–2040[1]	60,033	56,437
First Quantum Minerals Ltd. 7.00% 2021[1]	99,109	99,543
First Quantum Minerals Ltd. 7.50% 2025[1]	107,400	105,856
First Quantum Minerals Ltd. 6.50%–7.25% 2022–2026[1]	113,425	110,202
H.I.G. Capital, LLC 6.75% 2024[1]	70,853	70,566
Platform Specialty Products Corp. 5.875% 2025[1]	82,515	80,762
Ryerson Inc. 11.00% 2022[1]	70,226	77,600
Other securities		1,283,915
		2,028,056

Industrials 10.42%
Associated Materials, LLC 9.00% 2024[1]	83,470	89,730
Builders FirstSource, Inc. 5.625% 2024[1]	60,730	61,261
Corporate Risk Holdings LLC 9.50% 2019[1,8]	137,693	144,233
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8,9]	14,262	15,261
DAE Aviation Holdings, Inc. 10.00% 2023[1]	150,175	163,878
Deck Chassis Acquisition Inc. 10.00% 2023[1]	72,260	78,583
Other securities		1,133,143
		1,686,089

Telecommunication services 8.81%
Frontier Communications Corp. 10.50% 2022	141,857	119,349
Frontier Communications Corp. 11.00% 2025	137,899	104,028
Frontier Communications Corp. 7.13%–9.25% 2019–2026[1]	70,775	68,921
SoftBank Group Corp. 4.50% 2020[1]	71,475	73,069
Sprint Corp. 11.50% 2021	74,780	87,119
Sprint Corp. 6.875% 2028	85,835	80,363
Sprint Corp. 7.13%–9.00% 2018–2032[1]	131,571	134,243
Other securities		758,338
		1,425,430

Information technology 7.42%
Camelot Finance SA 7.875% 2024[1]	73,860	77,276
First Data Corp. 7.00% 2023[1]	79,450	83,720
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	57,650	64,136
Gogo Inc. 12.50% 2022[1]	89,950	101,419
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[3,4,5]	92,910	96,588
Unisys Corp. 10.75% 2022[1]	85,335	96,322
Other securities		682,193
		1,201,654

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Real estate 2.73%
Howard Hughes Corp. 5.375% 2025[1]	$89,355	$88,461
Realogy Corp. 4.875% 2023[1]	62,350	60,012
Other securities		294,196
		442,669

Consumer staples 2.62%
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[3,4,5]	70,514	70,933
Other securities		353,090
		424,023

Other 5.77%
Other securities		932,982

Total corporate bonds & notes		15,228,400

U.S. Treasury bonds & notes 0.25%
U.S. Treasury 0.25%
Other securities		40,416

Other bonds & notes 0.18%
Other securities		28,425

Total bonds, notes & other debt instruments (cost: $15,722,106,000)		15,297,241

Convertible bonds 0.62%
Energy 0.14%
Chesapeake Energy Corp. 5.50% 2026[1]	4,730	4,097
Other securities		18,626
		22,723

Other 0.24%
Other securities		39,261

Miscellaneous 0.24%
Other convertible bonds in initial period of acquisition		39,284

Total convertible bonds (cost: $106,313,000)		101,268

Convertible stocks 0.66%	Shares
Industrials 0.62%
Other securities		100,464

Telecommunication services 0.01%
Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	70,000	801

Miscellaneous 0.03%
Other convertible stocks in initial period of acquisition		4,937

Total convertible stocks (cost: $107,406,000)		106,202

6	American High-Income Trust

Common stocks 1.15%	Shares	Value (000)
Information technology 0.37%
Corporate Risk Holdings I, Inc.[2,6,7,8,10]	2,380,355	$60,175
Corporate Risk Holdings Corp.[2,6,7,8,10]	12,035	—
		60,175
Other 0.73%
Other securities		117,911

Miscellaneous 0.05%
Other common stocks in initial period of acquisition		7,264

Total common stocks (cost: $223,898,000)		185,350

Rights & warrants .00%
Other 0.00%
Other securities		797

Total rights & warrants (cost: $1,584,000)		797

Short-term securities 2.44%	Principal amount (000)
Chevron Corp. 1.66%–1.69% due 4/17/2018–4/23/2018[1]	$89,200	89,103
Federal Home Loan Bank 1.56%–1.60% due 4/10/2018–4/27/2018	101,700	101,616
Other securities		203,754

Total short-term securities (cost: $394,535,000)		394,473
Total investment securities 99.39% (cost: $16,555,842,000)		16,085,331
Other assets less liabilities 0.61%		99,201

Net assets 100.00%		$16,184,532

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $30,510,000, which represented .19% of the net assets of the fund.

American High-Income Trust	7

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	3/31/2018	receipts	at 3/31/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.772%	2/28/2025	$124,300	$(388)	$—	$(388)
3-month USD-LIBOR	2.0745%	11/21/2026	135,000	7,085	—	7,085
3-month USD-LIBOR	2.2825%	4/13/2027	87,100	3,360	—	3,360
2.288%	3-month USD-LIBOR	10/2/2027	87,200	(3,547)	—	(3,548)
3-month USD-LIBOR	2.6475%	1/25/2028	43,000	452	—	452
					$—	$6,961

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
				Value at	Upfront	appreciation
	Pay/	Expiration	Notional	3/31/2018	payments	at 3/31/2018
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$517,500	$(33,689)	$(41,905)	$8,216

8	American High-Income Trust

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Corporate bonds & notes 2.05%
Energy 0.07%
Ascent Resources-Utica LLC 10.00% 2022[1,8]	$26,600,000	—	$16,450,000	$10,150,000
Health care 0.70%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,7,8,9]	$68,238,575	$3,826,151	—	$72,064,726
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[3,4,5,6,7,8]	$24,864,000	—	$129,500	$24,734,500
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[3,4,5,6,7,8]	$20,825,000	—	—	$20,825,000
Industrials 1.28%
Corporate Risk Holdings LLC 9.50% 2019[1,8]	$137,693,000	—	—	$137,693,000
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8,9]	$13,360,505	$901,834	—	$14,262,339
CEVA Group PLC 9.00% 2021[1,8]	$14,675,000	—	—	$14,675,000
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 2021[3,4,5,8]	$12,977,513	—	$67,241	$12,910,272
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[3,4,5,8]	$9,413,140	—	$48,773	$9,364,367
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[3,4,5,8]	$9,247,045	—	—	$9,247,045
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[3,4,5,8]	$1,624,657	—	$8,418	$1,616,239
CEVA Group PLC 7.00% 2021[1,8]	$1,400,000	—	—	$1,400,000
Convertible stocks 0.30%
Industrials 0.30%
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred[2,6,8]	47,121	—	—	47,121
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.348% convertible preferred[2,6,8]	21,062	—	14,678	6,384
Common stocks 0.89%
Industrials 0.24%
CEVA Group PLC[2,6,8,10]	59,168	—	—	59,168
Health care 0.02%
Rotech Healthcare Inc.[2,6,7,8,10]	1,916,276	—	—	1,916,276
Energy 0.26%
Ascent Resources - Utica, LLC, Class A2,6,7,8,10	90,532,504	—	—	90,532,504
White Star NR Corp.[2,6,7,8,10]	24,665,117	—	—	24,665,117

American High-Income Trust	9

Investments in affiliates (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Telecommunication services 0.00%
NII Holdings, Inc.[10,11]	9,028,522	—	8,206,230	822,292
Information technology 0.37%
Corporate Risk Holdings Corp.[2,6,7,8,10]	12,035	—	—	12,035
Corporate Risk Holdings I, Inc.[2,6,7,8,10]	2,380,355	—	—	2,380,355

	Net realized gain (loss) (000)		Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2018 (000)
Corporate bonds & notes 2.05%
Energy 0.07%
Ascent Resources-Utica LLC 10.00% 2022[1,8]	$1,412		$(1,178)	$577	$11,013
Health care 0.70%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,7,8,9]	—		(86)	4,290	67,740
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[3,4,5,6,7,8]	—		1	712	24,611
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[3,4,5,6,7,8]	—		—	1,071	20,721
					113,072
Industrials 1.28%
Corporate Risk Holdings LLC 9.50% 2019[1,8]	—		(2,417)	6,529	144,233
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8,9]	—		1	992	15,261
CEVA Group PLC 9.00% 2021[1,8]	—		917	659	14,528
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 2021[3,4,5,8]	—	[12]	240	478	12,781
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[3,4,5,8]	—	[12]	174	347	9,271
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[3,4,5,8]	—		171	275	9,155
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[3,4,5,8]	—	[12]	30	60	1,600
CEVA Group PLC 7.00% 2021[1,8]	—		14	49	1,379
					208,208
Convertible stocks 0.30%
Industrials 0.30%
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred[2,6,8]	—		11,898	—	44,176
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.348% convertible preferred[2,6,8]	(6,726)		7,800	—	4,150
					48,326
Common stocks 0.89%
Industrials 0.24%
CEVA Group PLC[2,6,8,10]	—		8,875	—	38,459
Health care 0.02%
Rotech Healthcare Inc.[2,6,7,8,10]	—		—	—	3,833

10	American High-Income Trust

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2018 (000)
Energy 0.26%
Ascent Resources - Utica, LLC, Class A2,6,7,8,10	$—	$3,621	$—	$20,822
White Star NR Corp.[2,6,7,8,10]	—	3,206	—	20,965
				41,787
Telecommunication services 0.00%
NII Holdings, Inc.[10,11]	(126,237)	130,933	—	—
Information technology 0.37%
Corporate Risk Holdings Corp.[2,6,7,8,10]	—	—	—	—
Corporate Risk Holdings I, Inc.[2,6,7,8,10]	—	18,543	—	60,175
				60,175
Total 3.24%	$(131,551)	$182,743	$16,039	$524,873

American High-Income Trust	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,183,205,000, which represented 56.74% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $1,076,541,000, which represented 6.65% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $424,132,000, which represented 2.62% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Security did not produce income during the last 12 months.
[11]	Unaffiliated issuer at 3/31/2018.
[12]	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017-2/5/2018	$161,660	$163,216	1.01%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	18,400	18,538	.11
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 4.731% convertible preferred	5/2/2013-8/22/2014	47,777	44,176	.27
CEVA Group PLC	5/2/2013	57,165	38,459	.24
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 3.731% convertible preferred	5/2/2013	6,168	4,150	.03
Corporate Risk Holdings I, Inc.	8/31/2015	26,446	60,175	.37
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
White Star NR Corp.	6/30/2016	16,491	20,965	.13
Ascent Resources - Utica, LLC, Class A	11/15/2016	4,340	20,822	.13
Rotech Healthcare Inc.	9/26/2013	41,128	3,833	.02
Other private placement securities	12/31/2012-11/26/2014	—	—	.00
Total private placement securities		$379,575	$374,334	2.31%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

USD/$ = U.S. dollars

See Notes to Financial Statements

12	American High-Income Trust

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2018	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,028,274)	$15,560,458
Affiliated issuers (cost: $527,568)	524,873	$16,085,331
Cash		24,744
Receivables for:
Sales of investments	47,597
Sales of fund’s shares	11,108
Variation margin on swap contracts	239
Interest	277,830
Other	177	336,951
		16,447,026
Liabilities:
Payables for:
Purchases of investments	133,889
Repurchases of fund’s shares	109,143
Dividends on fund’s shares	3,912
Investment advisory services	3,972
Services provided by related parties	4,204
Trustees’ deferred compensation	319
Variation margin on swap contracts	3,062
Other	3,993	262,494
Net assets at March 31, 2018		$16,184,532

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,361,131
Undistributed net investment income		21,264
Accumulated net realized loss		(1,742,646)
Net unrealized depreciation		(455,217)
Net assets at March 31, 2018		$16,184,532

See Notes to Financial Statements

American High-Income Trust	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,588,331 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,845,713	1,064,386	$10.19
Class C	666,807	65,440	10.19
Class T	10	1	10.19
Class F-1	503,417	49,405	10.19
Class F-2	957,381	93,956	10.19
Class F-3	381,607	37,450	10.19
Class 529-A	330,819	32,466	10.19
Class 529-C	69,974	6,867	10.19
Class 529-E	16,244	1,594	10.19
Class 529-T	10	1	10.19
Class 529-F-1	27,834	2,732	10.19
Class R-1	10,448	1,025	10.19
Class R-2	154,240	15,137	10.19
Class R-2E	6,452	633	10.19
Class R-3	183,236	17,983	10.19
Class R-4	144,803	14,211	10.19
Class R-5E	1,611	158	10.19
Class R-5	79,849	7,836	10.19
Class R-6	1,804,077	177,050	10.19

See Notes to Financial Statements

14	American High-Income Trust

Statement of operations for the six months ended March 31, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $39; also includes $16,039 from affiliates)		$541,024
Fees and expenses*:
Investment advisory services	$23,612
Distribution services	20,138
Transfer agent services	10,201
Administrative services	1,955
Reports to shareholders	493
Registration statement and prospectus	315
Trustees’ compensation	75
Auditing and legal	50
Custodian	30
Other	364
Total fees and expenses before reimbursement	57,233
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		57,233
Net investment income		483,791

Net realized loss and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	102,008
Affiliated issuers	(131,551)
Swap contracts	(18,083)
Currency transactions	(19)	(47,645)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $58):
Unaffiliated issuers	(641,961)
Affiliated issuers	182,743
Swap contracts	18,423
Currency translations	17	(440,778)
Net realized loss and unrealized depreciation		(488,423)

Net decrease in net assets resulting from operations		$(4,632)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American High-Income Trust	15

Statements of changes in net assets
	(dollars in thousands)

	Six months ended March 31, 2018*	Year ended September 30, 2017
Operations:
Net investment income	$483,791	$989,360
Net realized (loss) gain	(47,645)	98,366
Net unrealized (depreciation) appreciation	(440,778)	346,009
Net (decrease) increase in net assets resulting from operations	(4,632)	1,433,735

Dividends paid or accrued to shareholders from net investment income	(471,545)	(938,100)

Net capital share transactions	(688,289)	(5,917)

Total (decrease) increase in net assets	(1,164,466)	489,718

Net assets:
Beginning of period	17,348,998	16,859,280
End of period (including undistributed net investment income: $21,264 and $9,018, respectively)	$16,184,532	$17,348,998

*	Unaudited.

See Notes to Financial Statements

16	American High-Income Trust

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American High-Income Trust	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	American High-Income Trust

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American High-Income Trust	19

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

20	American High-Income Trust

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$15,092,109	$136,291	$15,228,400
U.S. Treasury bonds & notes	—	40,416	—	40,416
Other bonds & notes	—	28,425	—	28,425
Convertible bonds	—	101,268	—	101,268
Convertible stocks	5,738	48,326	52,138	106,202
Common stocks	22,237	38,459	124,654	185,350
Rights & warrants	—	502	295	797
Short-term securities	—	394,473	—	394,473
Total	$27,975	$15,743,978	$313,378	$16,085,331

American High-Income Trust	21

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$10,897	$—	$10,897
Unrealized appreciation on credit default swaps	—	8,216	—	8,216
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3,936)	—	(3,936)
Total	$—	$15,177	$—	$15,177

[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2018 (dollars in thousands):

Beginning	Transfers			Net		Transfers	Ending
value at	into			realized	Unrealized	out of	value at
10/1/2017	Level 3[2]	Purchases	Sales	loss[3]	appreciation[3]	Level 3[2]	3/31/2018
$252,490	$26,583	$17,150	$(8,192)	$(4,211)	$29,558	$—	$313,378

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2018[3]							$29,862

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

22	American High-Income Trust

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2018	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$136,291	Yield analysis	Yield to call risk premium	75-700 bps	Decrease
		Expected recovery	Recovery proceeds	100%	N/A
Convertible stocks	52,138	Market comparable companies	EBITDA multiple	12.6x	Increase
Common stocks	124,949	Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A
			Weight ascribed to transaction price	50%	N/A
		Transaction price	N/A	N/A	N/A
		Market comparable companies	EBITDA multiple	4.0x -11.3x	Increase
			DLOM	22% - 25%	Decrease
		Market comparables	$ per Boe	$10K/Boe - $45K/Boe	Increase
			$ per acre	$2,000	Increase
			Risk discounts	25% - 95%	Decrease
		Market comparable	N/A	N/A	N/A
	$313,378

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization
DLOM = Discount for lack of marketability
Boe = Barrel of oil equivalent

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries;

American High-Income Trust	23

overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the

24	American High-Income Trust

market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may

American High-Income Trust	25

be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $323,850,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference

26	American High-Income Trust

obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $813,911,000.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and credit default swaps as of, or for the six months ended, March 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swaps	Interest	Unrealized appreciation*	$10,897	Unrealized depreciation*	$3,936
Swaps	Credit	Unrealized appreciation*	8,216	Unrealized depreciation*	—
			$19,113		$3,936

See end of tables for footnote.

American High-Income Trust	27

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Swaps	Interest	Net realized loss on swap contracts	$(36,801)	Net unrealized appreciation on swap contracts	$4,690
Swaps	Credit	Net realized gain on swap contracts	18,718	Net unrealized appreciation on swap contracts	13,733
			$(18,083)		$18,423

*	Includes cumulative appreciation/depreciation on interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and credit default swaps that calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of

28	American High-Income Trust

securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income		$17,657
Capital loss carryforward*:
No expiration	$(1,358,096)
Expiring 2018	(209,244)	(1,567,340)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$236,432
Gross unrealized depreciation on investments	(855,517)
Net unrealized depreciation on investments	(619,085)
Cost of investments	16,719,593

American High-Income Trust	29

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2018		Year ended September 30, 2017
Class A	$315,021		$646,769
Class B1			209
Class C	17,098		38,224
Class T2	—	[3]	—	[3]
Class F-1	15,846		34,711
Class F-2	29,955		69,836
Class F-3[4]	10,929		8,168
Class 529-A	9,055		17,301
Class 529-B1			11
Class 529-C	1,951		4,767
Class 529-E	447		918
Class 529-T2	—	[3]	—	[3]
Class 529-F-1	799		1,461
Class R-1	268		690
Class R-2	3,837		8,235
Class R-2E	154		228
Class R-3	4,879		9,997
Class R-4	4,217		8,677
Class R-5E	27		1
Class R-5	2,398		4,609
Class R-6	54,664		83,288
Total	$471,545		$938,100

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income

30	American High-Income Trust

and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2018, the investment advisory services fee was $23,612,000, which was equivalent to an annualized rate of 0.281% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American High-Income Trust	31

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$13,720	$7,789		$563		Not applicable
Class C	3,565	501		178		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	713	402		143		Not applicable
Class F-2	Not applicable	612		257		Not applicable
Class F-3	Not applicable	28		92		Not applicable
Class 529-A	376	203		82		$109
Class 529-C	406	57		21		28
Class 529-E	41	5		4		6
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	17		7		9
Class R-1	56	8		3		Not applicable
Class R-2	594	298		40		Not applicable
Class R-2E	18	7		1		Not applicable
Class R-3	461	158		46		Not applicable
Class R-4	188	84		38		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	24		20		Not applicable
Class R-6	Not applicable	7		460		Not applicable
Total class-specific expenses	$20,138	$10,201		$1,955		$152

*	Amount less than one thousand.

32	American High-Income Trust

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $75,000 in the fund’s statement of operations reflects $56,000 in current fees (either paid in cash or deferred) and a net increase of $19,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2018.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2018.

American High-Income Trust	33

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2018

Class A	$529,382	50,985	$298,102		28,776		$(1,330,698)	(128,279)	$(503,214)	(48,518)
Class C	31,904	3,070	16,055		1,550		(121,505)	(11,712)	(73,546)	(7,092)
Class T	—	—	—		—		—	—	—	—
Class F-1	74,286	7,168	15,235		1,470		(181,304)	(17,564)	(91,783)	(8,926)
Class F-2	245,034	23,574	28,511		2,751		(389,286)	(37,565)	(115,741)	(11,240)
Class F-3	106,874	10,287	10,403		1,004		(78,671)	(7,578)	38,606	3,713
Class 529-A	48,975	4,713	8,985		868		(37,544)	(3,618)	20,416	1,963
Class 529-C	5,961	574	1,919		185		(35,487)	(3,414)	(27,607)	(2,655)
Class 529-E	1,030	99	443		43		(2,145)	(207)	(672)	(65)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	3,646	351	794		77		(3,431)	(331)	1,009	97
Class R-1	988	95	266		26		(2,687)	(259)	(1,433)	(138)
Class R-2	18,792	1,811	3,784		365		(29,537)	(2,844)	(6,961)	(668)
Class R-2E	1,634	157	153		15		(784)	(76)	1,003	96
Class R-3	27,584	2,659	4,819		465		(33,783)	(3,252)	(1,380)	(128)
Class R-4	19,557	1,884	4,176		403		(33,225)	(3,200)	(9,492)	(913)
Class R-5E	1,619	156	26		2		(18)	(2)	1,627	156
Class R-5	10,798	1,040	2,387		230		(13,416)	(1,294)	(231)	(24)
Class R-6	252,560	24,272	54,516		5,264		(225,966)	(21,918)	81,110	7,618
Total net increase (decrease)	$1,380,624	132,895	$450,574		43,494		$(2,519,487)	(243,113)	$(688,289)	(66,724)

34	American High-Income Trust

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2017

Class A	$1,346,639	130,116	$609,729		58,772		$(2,532,781)	(244,818)	$(576,413)	(55,930)
Class B3	95	10	197		19		(15,430)	(1,498)	(15,138)	(1,469)
Class C	96,605	9,336	35,833		3,456		(267,660)	(25,864)	(135,222)	(13,072)
Class T4	10	1	—		—		—	—	10	1
Class F-1	217,125	21,013	33,382		3,217		(300,076)	(29,016)	(49,569)	(4,786)
Class F-2	909,005	87,951	65,927		6,353		(1,077,473)	(104,183)	(102,541)	(9,879)
Class F-3[5]	397,708	38,169	7,623		729		(53,874)	(5,161)	351,457	33,737
Class 529-A	44,321	4,281	17,224		1,660		(65,167)	(6,290)	(3,622)	(349)
Class 529-B3	30	3	11		1		(1,014)	(99)	(973)	(95)
Class 529-C	13,310	1,286	4,742		457		(24,886)	(2,403)	(6,834)	(660)
Class 529-E	1,997	193	915		88		(3,249)	(313)	(337)	(32)
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	6,949	671	1,452		140		(5,698)	(550)	2,703	261
Class R-1	2,645	256	682		66		(7,930)	(765)	(4,603)	(443)
Class R-2	42,026	4,062	8,108		782		(73,782)	(7,129)	(23,648)	(2,285)
Class R-2E	3,148	305	227		22		(796)	(77)	2,579	250
Class R-3	56,738	5,485	9,896		954		(76,952)	(7,433)	(10,318)	(994)
Class R-4	47,342	4,573	8,617		831		(60,920)	(5,894)	(4,961)	(490)
Class R-5E	8	1	—	[2]	—	[2]	— [2]	— [2]	8	1
Class R-5	24,061	2,326	4,586		442		(24,237)	(2,344)	4,410	424
Class R-6	726,263	69,982	81,360		7,833		(240,538)	(23,266)	567,085	54,549
Total net increase (decrease)	$3,936,035	380,021	$890,511		85,822		$(4,832,463)	(467,103)	$(5,917)	(1,260)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,332,588,000 and $5,554,328,000, respectively, during the six months ended March 31, 2018.

American High-Income Trust	35

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2018[4,5]	$10.48	$.30	$(.30)	$— [6]
9/30/2017	10.18	.60	.27	.87
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.64	(1.25)	(.61)
9/30/2014	11.22	.68	(.13)	.55
9/30/2013	11.18	.72	.06	.78
Class C:
3/31/2018[4,5]	10.48	.26	(.30)	(.04)
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.59	(.13)	.46
9/30/2013	11.18	.63	.06	.69
Class T:
3/31/2018[4,5]	10.48	.31	(.30)	.01
9/30/2017[4,11]	10.40	.30	.06	.36
Class F-1:
3/31/2018[4,5]	10.48	.30	(.30)	— [6]
9/30/2017	10.18	.60	.26	.86
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.63	(1.25)	(.62)
9/30/2014	11.22	.68	(.13)	.55
9/30/2013	11.18	.71	.06	.77
Class F-2:
3/31/2018[4,5]	10.48	.31	(.30)	.01
9/30/2017	10.18	.62	.27	.89
9/30/2016	9.83	.63	.34	.97
9/30/2015	11.09	.66	(1.25)	(.59)
9/30/2014	11.22	.71	(.13)	.58
9/30/2013	11.18	.74	.06	.80
Class F-3:
3/31/2018[4,5]	10.48	.32	(.30)	.02
9/30/2017[4,12]	10.38	.43	.08	.51

36	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.29)	$10.19	(.02)%[7]	$10,846		.69%[8]		.69%[8]		5.74%[8]
(.57)	10.48	8.73	11,666		.69		.69		5.79
(.60)	10.18	10.15	11,897		.71		.71		6.28
(.65)	9.83	(5.84)	12,033		.67		.67		5.94
(.68)	11.09	4.93	14,286		.66		.66		5.99
(.74)	11.22	7.10	14,178		.66		.66		6.37

(.25)	10.19	(.41)[7]	667		1.48	[8]	1.48	[8]	4.94	[8]
(.49)	10.48	7.87	760		1.48		1.48		5.00
(.52)	10.18	9.28	871		1.51		1.51		5.49
(.56)	9.83	(6.59)	967		1.47		1.47		5.14
(.59)	11.09	4.11	1,238		1.46		1.46		5.20
(.65)	11.22	6.25	1,330		1.48		1.48		5.56

(.30)	10.19	.10 [7,9]	—	[10]	.46	[8,9]	.46	[8,9]	5.96	[8,9]
(.28)	10.48	3.54 [7,9]	—	[10]	.23	[7,9]	.23	[7,9]	2.84	[7,9]

(.29)	10.19	(.04)[7]	503		.73	[8]	.73	[8]	5.69	[8]
(.56)	10.48	8.69	611		.73		.73		5.75
(.60)	10.18	10.12	643		.74		.74		6.26
(.64)	9.83	(5.87)	677		.70		.70		5.91
(.68)	11.09	4.87	927		.71		.71		5.96
(.73)	11.22	7.03	1,418		.73		.73		6.32

(.30)	10.19	.10 [7]	957		.46	[8]	.46	[8]	5.97	[8]
(.59)	10.48	8.99	1,103		.46		.46		6.04
(.62)	10.18	10.41	1,171		.48		.48		6.53
(.67)	9.83	(5.64)	1,281		.45		.45		6.15
(.71)	11.09	5.15	1,322		.44		.44		6.21
(.76)	11.22	7.32	935		.46		.46		6.58

(.31)	10.19	.14 [7]	382		.36	[8]	.36	[8]	6.08	[8]
(.41)	10.48	4.95 [7]	354		.35	[8]	.35	[8]	6.05	[8]

See end of table for footnotes.

American High-Income Trust	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2018[4,5]	$10.48	$.30	$(.30)	$— [6]
9/30/2017	10.18	.59	.27	.86
9/30/2016	9.83	.60	.34	.94
9/30/2015	11.09	.63	(1.25)	(.62)
9/30/2014	11.22	.67	(.13)	.54
9/30/2013	11.18	.71	.06	.77
Class 529-C:
3/31/2018[4,5]	10.48	.26	(.30)	(.04)
9/30/2017	10.18	.51	.27	.78
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.58	(.13)	.45
9/30/2013	11.18	.62	.06	.68
Class 529-E:
3/31/2018[4,5]	10.48	.29	(.30)	(.01)
9/30/2017	10.18	.57	.27	.84
9/30/2016	9.83	.58	.34	.92
9/30/2015	11.09	.61	(1.25)	(.64)
9/30/2014	11.22	.65	(.13)	.52
9/30/2013	11.18	.68	.06	.74
Class 529-T:
3/31/2018[4,5]	10.48	.31	(.30)	.01
9/30/2017[4,11]	10.40	.29	.07	.36
Class 529-F-1:
3/31/2018[4,5]	10.48	.31	(.30)	.01
9/30/2017	10.18	.62	.26	.88
9/30/2016	9.83	.62	.34	.96
9/30/2015	11.09	.65	(1.25)	(.60)
9/30/2014	11.22	.70	(.13)	.57
9/30/2013	11.18	.73	.06	.79
Class R-1:
3/31/2018[4,5]	10.48	.26	(.30)	(.04)
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.59	(.13)	.46
9/30/2013	11.18	.63	.06	.69

38	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.29)	$10.19	(.06)%[7]	$331		.76%[8]		.76%[8]		5.66%[8]
(.56)	10.48	8.66	320		.76		.76		5.72
(.59)	10.18	10.05	314		.81		.81		6.18
(.64)	9.83	(5.93)	312		.76		.76		5.84
(.67)	11.09	4.83	367		.75		.75		5.89
(.73)	11.22	7.00	357		.76		.76		6.27

(.25)	10.19	(.44)[7]	70		1.53	[8]	1.53	[8]	4.89	[8]
(.48)	10.48	7.83	100		1.53		1.53		4.95
(.52)	10.18	9.22	104		1.57		1.57		5.43
(.56)	9.83	(6.65)	108		1.53		1.53		5.07
(.58)	11.09	4.03	133		1.53		1.53		5.12
(.64)	11.22	6.17	132		1.55		1.55		5.49

(.28)	10.19	(.15)[7]	16		.96	[8]	.96	[8]	5.47	[8]
(.54)	10.48	8.44	17		.96		.96		5.52
(.57)	10.18	9.85	17		1.00		1.00		5.99
(.62)	9.83	(6.12)	17		.97		.97		5.63
(.65)	11.09	4.60	20		.98		.98		5.67
(.70)	11.22	6.75	20		.99		.99		6.04

(.30)	10.19	.07 [7,9]	—	[10]	.51	[8,9]	.51	[8,9]	5.91	[8,9]
(.28)	10.48	3.51 [7,9]	—	[10]	.26	[7,9]	.26	[7,9]	2.81	[7,9]

(.30)	10.19	.06 [7]	28		.54	[8]	.54	[8]	5.90	[8]
(.58)	10.48	8.89	28		.54		.54		5.94
(.61)	10.18	10.30	24		.58		.58		6.40
(.66)	9.83	(5.71)	22		.54		.54		6.07
(.70)	11.09	5.06	25		.53		.53		6.11
(.75)	11.22	7.22	23		.54		.54		6.48

(.25)	10.19	(.41)[7]	11		1.48	[8]	1.48	[8]	4.95	[8]
(.49)	10.48	7.89	12		1.47		1.47		5.02
(.52)	10.18	9.29	16		1.50		1.50		5.51
(.56)	9.83	(6.58)	19		1.46		1.46		5.15
(.59)	11.09	4.11	24		1.46		1.46		5.19
(.65)	11.22	6.25	24		1.47		1.47		5.56

See end of table for footnotes.

American High-Income Trust	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2018[4,5]	$10.48	$.26	$(.30)	$(.04)
9/30/2017	10.18	.52	.27	.79
9/30/2016	9.83	.53	.34	.87
9/30/2015	11.09	.55	(1.25)	(.70)
9/30/2014	11.22	.59	(.13)	.46
9/30/2013	11.18	.63	.06	.69

Class R-2E:
3/31/2018[4,5]	10.48	.27	(.30)	(.03)
9/30/2017	10.18	.55	.27	.82
9/30/2016	9.83	.57	.34	.91
9/30/2015	11.09	.63	(1.25)	(.62)
9/30/2014[4,13]	11.40	.06	(.31)	(.25)

Class R-3:
3/31/2018[4,5]	10.48	.28	(.30)	(.02)
9/30/2017	10.18	.57	.27	.84
9/30/2016	9.83	.58	.34	.92
9/30/2015	11.09	.60	(1.25)	(.65)
9/30/2014	11.22	.64	(.13)	.51
9/30/2013	11.18	.68	.06	.74

Class R-4:
3/31/2018[4,5]	10.48	.30	(.30)	— [6]
9/30/2017	10.18	.60	.27	.87
9/30/2016	9.83	.61	.34	.95
9/30/2015	11.09	.64	(1.25)	(.61)
9/30/2014	11.22	.68	(.13)	.55
9/30/2013	11.18	.72	.06	.78

Class R-5E:
3/31/2018[4,5]	10.48	.31	(.30)	.01
9/30/2017	10.18	.63	.27	.90
9/30/2016[4,14]	9.70	.53	.47	1.00

Class R-5:
3/31/2018[4,5]	10.48	.31	(.30)	.01
9/30/2017	10.18	.63	.27	.90
9/30/2016	9.83	.64	.34	.98
9/30/2015	11.09	.67	(1.25)	(.58)
9/30/2014	11.22	.71	(.13)	.58
9/30/2013	11.18	.75	.06	.81

40	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.25)	$10.19	(.40)%[7]	$154		1.46%[8]		1.46%[8]		4.96%[8]
(.49)	10.48	7.90	166		1.46		1.46		5.02
(.52)	10.18	9.27	184		1.52		1.52		5.47
(.56)	9.83	(6.60)	183		1.48		1.48		5.13
(.59)	11.09	4.06	224		1.50		1.50		5.15
(.65)	11.22	6.26	231		1.47		1.47		5.57

(.26)	10.19	(.26)[7]	6		1.17	[8]	1.17	[8]	5.27	[8]
(.52)	10.48	8.22	6		1.16		1.16		5.31
(.56)	10.18	9.72	3		1.16		1.16		5.66
(.64)	9.83	(5.94)[9]	—	[10]	.79	[9]	.79	[9]	5.76	[9]
(.06)	11.09	(2.20)[7,9]	—	[10]	.04	[7,9]	.04	[7,9]	.51	[7,9]

(.27)	10.19	(.18)[7]	183		1.01	[8]	1.01	[8]	5.42	[8]
(.54)	10.48	8.40	190		1.00		1.00		5.49
(.57)	10.18	9.78	195		1.06		1.06		5.95
(.61)	9.83	(6.16)	209		1.01		1.01		5.61
(.64)	11.09	4.57	256		1.01		1.01		5.65
(.70)	11.22	6.74	310		1.01		1.01		6.04

(.29)	10.19	(.03)[7]	145		.70	[8]	.70	[8]	5.73	[8]
(.57)	10.48	8.73	158		.69		.69		5.79
(.60)	10.18	10.13	159		.73		.73		6.29
(.65)	9.83	(5.86)	180		.69		.69		5.93
(.68)	11.09	4.90	230		.69		.69		5.96
(.74)	11.22	7.06	230		.70		.70		6.34

(.30)	10.19	.09 [7]	2		.47	[8]	.47	[8]	6.05	[8]
(.60)	10.48	9.02	—	[10]	.59		.42		6.06
(.52)	10.18	10.70 [7]	—	[10]	.58	[8]	.57	[8]	6.37	[8]

(.30)	10.19	.12 [7]	80		.40	[8]	.40	[8]	6.03	[8]
(.60)	10.48	9.05	82		.40		.40		6.08
(.63)	10.18	10.47	76		.42		.42		6.61
(.68)	9.83	(5.58)	88		.39		.39		6.23
(.71)	11.09	5.21	111		.39		.39		6.30
(.77)	11.22	7.38	224		.40		.40		6.66

See end of table for footnotes.

American High-Income Trust	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2018[4,5]	$10.48	$.32	$(.30)	$.02
9/30/2017	10.18	.63	.27	.90
9/30/2016	9.83	.64	.34	.98
9/30/2015	11.09	.67	(1.25)	(.58)
9/30/2014	11.22	.72	(.13)	.59
9/30/2013	11.18	.76	.06	.82

	Six months ended March 31,	Year ended September 30
	2018[4,5,7]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	33%	73%	76%	49%	62%	61%

See Notes to Financial Statements

42	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.31)	$10.19	.15%[7]	$1,804	.35%[8]	.35%[8]	6.09%[8]
(.60)	10.48	9.10	1,776	.35	.35	6.12
(.63)	10.18	10.54	1,169	.36	.36	6.62
(.68)	9.83	(5.53)	1,046	.34	.34	6.26
(.72)	11.09	5.26	803	.34	.34	6.29
(.78)	11.22	7.43	472	.35	.35	6.66

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Amount less than $.01.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.

American High-Income Trust	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2017, through March 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American High-Income Trust

	Beginning account value 10/1/2017	Ending account value 3/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$999.83	$3.44	.69%
Class A – assumed 5% return	1,000.00	1,021.49	3.48	.69
Class C – actual return	1,000.00	995.87	7.36	1.48
Class C – assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class T – actual return	1,000.00	1,000.98	2.29	.46
Class T – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class F-1 – actual return	1,000.00	999.60	3.64	.73
Class F-1 – assumed 5% return	1,000.00	1,021.29	3.68	.73
Class F-2 – actual return	1,000.00	1,000.95	2.29	.46
Class F-2 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class F-3 – actual return	1,000.00	1,001.44	1.80	.36
Class F-3 – assumed 5% return	1,000.00	1,023.14	1.82	.36
Class 529-A – actual return	1,000.00	999.45	3.79	.76
Class 529-A – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-C – actual return	1,000.00	995.62	7.61	1.53
Class 529-C – assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class 529-E – actual return	1,000.00	998.47	4.78	.96
Class 529-E – assumed 5% return	1,000.00	1,020.14	4.84	.96
Class 529-T – actual return	1,000.00	1,000.72	2.54	.51
Class 529-T – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-1 – actual return	1,000.00	1,000.58	2.69	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,022.24	2.72	.54
Class R-1 – actual return	1,000.00	995.90	7.36	1.48
Class R-1 – assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class R-2 – actual return	1,000.00	995.98	7.27	1.46
Class R-2 – assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class R-2E – actual return	1,000.00	997.43	5.83	1.17
Class R-2E – assumed 5% return	1,000.00	1,019.10	5.89	1.17
Class R-3 – actual return	1,000.00	998.21	5.03	1.01
Class R-3 – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class R-4 – actual return	1,000.00	999.74	3.49	.70
Class R-4 – assumed 5% return	1,000.00	1,021.44	3.53	.70
Class R-5E – actual return	1,000.00	1,000.89	2.34	.47
Class R-5E – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-5 – actual return	1,000.00	1,001.25	2.00	.40
Class R-5 – assumed 5% return	1,000.00	1,022.94	2.02	.40
Class R-6 – actual return	1,000.00	1,001.53	1.75	.35
Class R-6 – assumed 5% return	1,000.00	1,023.19	1.77	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American High-Income Trust	45

Approval of Investment Advisory and Service Agreement

American High-Income Trust’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing a high level of current income and, secondarily, capital appreciation. They compared the fund’s investment results with those of other relevant funds (including the other funds that currently form the basis of the Lipper index for

46	American High-Income Trust

the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Funds Average and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They reviewed the results for the one year, three-year, five-year, 10-year, 15-year, 20-year and lifetime periods, placing greater emphasis on longer-term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes for the longer term periods, and were lower for shorter periods, though higher for the lifetime period. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper High Yields Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with

American High-Income Trust	47

commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

48	American High-Income Trust

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American High-Income Trust	49

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50	American High-Income Trust

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American High-Income Trust	51

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2018, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust®
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 94.52% Corporate bonds & notes 94.09% Energy 17.49%	Principal amount (000)	Value (000)
Aker BP ASA 5.875% 2025[1]	$20,925	$21,239
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.287% 2019[1,2]	6,750	6,109
American Energy (Permian Basin) 7.125% 2020[1]	54,000	40,230
American Energy (Permian Basin) 7.375% 2021[1]	49,145	36,613
American Midstream Partners, LP, 8.50% 2021[1]	12,425	12,580
Antero Resources Corp. 5.375% 2024	24,180	24,482
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[2,3,4,5]	7,958	7,958
Ascent Resources-Utica LLC 10.00% 2022[1,6]	10,150	11,013
Berry Petroleum Corporation 7.00% 2026[1]	29,615	29,920
Blackstone CQP Holdco LP 6.00% 2021[1,7]	18,400	18,538
Blackstone CQP Holdco LP 6.50% 2021[1,7]	161,600	163,216
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	26,975	27,582
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 12.229% 2021[2,8,9]	9,525	10,716
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.016% 2022[2,8,9]	37,300	38,023
Carrizo Oil & Gas Inc. 6.25% 2023	44,080	44,300
Cheniere Energy Partners, LP 5.25% 2025[1]	21,200	20,961
Cheniere Energy, Inc. 7.00% 2024	1,630	1,809
Cheniere Energy, Inc. 5.875% 2025	4,750	4,987
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.970% 2019[2]	37,350	37,257
Chesapeake Energy Corp. 6.125% 2021	5,591	5,647
Chesapeake Energy Corp. 4.875% 2022	24,025	22,343
Chesapeake Energy Corp. 8.00% 2022[1]	19,725	20,884
Chesapeake Energy Corp. 8.00% 2025[1]	34,775	33,732
Chesapeake Energy Corp. 8.00% 2027[1]	48,975	46,894
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 9.444% 2021[2,8,9]	17,475	18,573
CONSOL Energy Inc. 5.875% 2022	88,755	89,532
Convey Park Energy LLC 7.50% 2025[1]	53,155	53,155
DCP Midstream LP 7.375% 2022	13,000	12,976
DCP Midstream Operating LP 4.95% 2022	23,053	23,284
Denbury Resources Inc. 9.00% 2021[1]	18,675	19,235
Diamond Offshore Drilling, Inc. 7.875% 2025	28,450	28,628
Diamond Offshore Drilling, Inc. 5.70% 2039	5,600	4,452
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	17,705
Diamondback Energy, Inc. 5.375% 2025[1]	14,325	14,565
Enbridge Energy Partners, LP 7.375% 2045	12,445	16,109
Enbridge Inc., Series A, 6.00% 2077	16,600	16,434
Energy Transfer Partners, LP 7.50% 2020	5,300	5,721
Energy Transfer Partners, LP 4.25% 2023	15,775	15,381
Energy Transfer Partners, LP 5.875% 2024	18,500	19,147
Energy Transfer Partners, LP 4.75% 2026	3,400	3,441
Energy Transfer Partners, LP 5.50% 2027	28,876	29,020
Energy Transfer Partners, LP 6.25% (undated)	15,125	14,492
Ensco PLC 7.75% 2026	31,650	29,118
Ensco PLC 5.75% 2044	33,070	22,736
EP Energy Corp. 8.00% 2024[1]	14,150	14,291
EP Energy Corp. 8.00% 2025[1]	6,245	4,200
American High-Income Trust — Page 1 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Extraction Oil & Gas, Inc. 7.375% 2024[1]	$14,900	$15,645
Extraction Oil & Gas, Inc. 5.625% 2026[1]	57,400	54,315
Genesis Energy, LP 6.75% 2022	17,550	18,098
Genesis Energy, LP 6.50% 2025	20,640	20,330
Indigo Natural Resources LLC 6.875% 2026[1]	16,080	15,236
Jonah Energy LLC 7.25% 2025[1]	63,950	57,875
Jones Energy, Inc. 9.25% 2023[1]	8,300	7,926
Jupiter Resources Inc. 8.50% 2022[1]	10,725	4,987
Kcad Holdings I Ltd. 9.625% 2023[1]	7,900	7,969
Laredo Petroleum, Inc. 5.625% 2022	1,940	1,935
Laredo Petroleum, Inc. 6.25% 2023	5,100	5,138
Moss Creek Resources Holdings, Inc. 7.50% 2026[1]	13,463	13,627
Murphy Oil Corp. 6.875% 2024	19,875	20,769
Murphy Oil Corp. 5.75% 2025	34,750	34,316
Nabors Industries Ltd. 5.75% 2025[1]	11,050	10,442
Newfield Exploration Co. 5.625% 2024	6,300	6,678
NGL Energy Partners LP 5.125% 2019	4,450	4,450
NGL Energy Partners LP 6.875% 2021	56,867	56,938
NGL Energy Partners LP 6.125% 2025	33,415	31,995
NGPL PipeCo LLC 4.375% 2022[1]	5,525	5,511
NGPL PipeCo LLC 4.875% 2027[1]	4,575	4,524
NGPL PipeCo LLC 7.768% 2037[1]	10,990	13,353
Noble Corp. PLC 7.70% 2025	14,895	13,257
Noble Corp. PLC 8.70% 2045	16,865	13,998
NuStar Logistics, LP 5.625% 2027	20,000	19,450
Oasis Petroleum Inc. 6.50% 2021	2,750	2,798
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[1,9,10]	114	34
ONEOK, Inc. 7.50% 2023	9,475	11,051
Parsley Energy, Inc. 6.25% 2024[1]	2,550	2,649
Parsley Energy, Inc. 5.25% 2025[1]	3,600	3,587
Parsley Energy, Inc. 5.375% 2025[1]	7,225	7,243
Parsley Energy, Inc. 5.625% 2027[1]	20,650	20,702
PDC Energy Inc. 5.75% 2026[1]	49,350	48,548
Peabody Energy Corp. 6.00% 2022[1]	16,825	17,225
Peabody Energy Corp. 6.375% 2025[1]	5,425	5,649
Petrobras Global Finance Co. 7.375% 2027	18,940	20,540
Petrobras International Finance Co. 6.75% 2041	14,750	14,418
Petróleos Mexicanos 6.75% 2047	12,500	12,680
QEP Resources, Inc. 5.25% 2023	2,500	2,419
QEP Resources, Inc. 5.625% 2026	15,650	14,828
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,9]	1,281	1,256
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,9,10]	90,548	44,142
Range Resources Corp. 5.00% 2022	4,100	3,987
Range Resources Corp. 4.875% 2025	19,025	17,741
Rockpoint Gas Storage Canada Ltd 7.00% 2023[1]	21,000	21,079
Sabine Pass Liquefaction, LLC 5.625% 2021	3,105	3,266
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,936
Sanchez Energy Corp. 7.25% 2023[1]	33,175	33,424
Seven Generations Energy Ltd. 5.375% 2025[1]	5,525	5,290
Shelf Drilling, Ltd. 8.25% 2025[1]	11,600	11,672
SM Energy Co. 6.50% 2021	6,150	6,227
SM Energy Co. 6.125% 2022	54,650	54,923
SM Energy Co. 5.625% 2025	42,715	40,686
SM Energy Co. 6.75% 2026	4,575	4,552
American High-Income Trust — Page 2 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.10% 2022	$67,265	$64,743
Southwestern Energy Co. 6.70% 2025	5,075	4,948
Southwestern Energy Co. 7.50% 2026	22,930	23,274
Southwestern Energy Co. 7.75% 2027	7,010	7,168
Summit Midstream Partners LP 5.75% 2025	2,500	2,394
Sunoco LP 4.875% 2023[1]	39,630	38,292
Sunoco LP 5.50% 2026[1]	6,710	6,492
Sunoco LP 5.875% 2028[1]	16,745	16,222
Tallgrass Energy Partners, LP 5.50% 2024[1]	4,925	5,036
Tapstone Energy Inc. 9.75% 2022[1]	23,950	19,998
Targa Resources Partners LP 4.125% 2019	20,250	20,351
Targa Resources Partners LP 6.75% 2024	9,950	10,559
Targa Resources Partners LP 5.125% 2025	6,030	6,022
Teekay Corp. 8.50% 2020	92,285	95,976
Transocean Inc. 8.375% 2021	23,725	25,386
Transocean Inc. 9.00% 2023[1]	28,063	29,957
Transocean Inc. 7.75% 2024[1,9]	13,163	14,035
Transocean Inc. 7.50% 2026[1]	11,800	11,652
Ultra Petroleum Corp. 6.875% 2022[1]	80,650	70,468
Ultra Petroleum Corp. 7.125% 2025[1]	9,800	8,073
USA Compression Partners, LP 6.875% 2026[1]	24,625	25,056
Vine Oil & Gas LP 8.75% 2023[1]	39,765	37,180
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.752% 2021[2,3,8,9]	23,850	23,969
Weatherford International PLC 7.75% 2021	17,565	16,445
Weatherford International PLC 4.50% 2022	18,255	15,243
Weatherford International PLC 8.25% 2023	23,175	20,220
Weatherford International PLC 9.875% 2024	22,485	20,630
Weatherford International PLC 9.875% 2025[1]	21,350	19,315
Weatherford International PLC 6.50% 2036	31,390	22,522
Weatherford International PLC 6.75% 2040	45,695	32,672
Whiting Petroleum Corp. 5.75% 2021	8,300	8,404
Whiting Petroleum Corp. 6.625% 2026[1]	37,200	37,525
Williams Companies, Inc. 4.55% 2024	3,400	3,441
WPX Energy Inc. 7.50% 2020	3,247	3,491
WPX Energy Inc. 6.00% 2022	10,200	10,531
		2,830,232
Health care 13.41%
Catalent, Inc. 4.875% 2026[1]	5,895	5,762
Centene Corp. 5.625% 2021	19,055	19,627
Centene Corp. 4.75% 2022	75,925	77,254
Centene Corp. 6.125% 2024	25,825	26,941
Centene Corp. 4.75% 2025	30,095	29,418
Charles River Laboratories International, Inc. 5.50% 2026[1]	13,590	13,845
Community Health Systems Inc. 6.25% 2023	11,200	10,374
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 6.127% 2021[2,8,9]	12,682	11,382
Concordia Healthcare Corp. 9.00% 2022[1]	4,525	4,118
Concordia Healthcare Corp. 9.50% 2022[1,11]	73,927	5,175
Concordia Healthcare Corp. 7.00% 2023[1,11]	46,016	3,336
DaVita HealthCare Partners Inc. 5.125% 2024	12,225	11,958
DaVita HealthCare Partners Inc. 5.00% 2025	18,225	17,661
DJO Finance LLC 10.75% 2020	6,610	6,428
DJO Finance LLC 8.125% 2021[1]	16,250	16,372
Eagle Holding Co II LLC 7.625% 2022[1,10]	14,135	14,276
American High-Income Trust — Page 3 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo International PLC 5.75% 2022[1]	$45,289	$37,363
Endo International PLC 5.375% 2023[1]	4,400	3,355
Endo International PLC 6.00% 2023[1]	55,580	42,241
Endo International PLC 5.875% 2024[1]	10,375	10,271
Endo International PLC 6.00% 2025[1]	21,060	15,216
Envision Healthcare Corp. 5.125% 2022[1]	12,725	12,725
Fresenius Medical Care AG & Co. KGAA 5.875% 2022[1]	6,850	7,336
HCA Inc. 6.50% 2020	8,375	8,804
HCA Inc. 7.50% 2022	2,610	2,874
HCA Inc. 4.75% 2023	2,160	2,190
HCA Inc. 5.875% 2023	4,550	4,721
HCA Inc. 5.00% 2024	19,010	19,248
HCA Inc. 5.375% 2025	15,150	15,226
HCA Inc. 5.25% 2026	4,100	4,164
HCA Inc. 5.875% 2026	14,500	14,790
HCA Inc. 4.50% 2027	14,500	14,029
HCA Inc. 7.50% 2033	2,685	2,947
HCA Inc. 7.75% 2036	1,795	1,983
Healthsouth Corp. 5.75% 2024	28,225	28,789
Healthsouth Corp. 5.75% 2025	18,115	18,568
Hologic, Inc. 4.375% 2025[1]	27,275	26,389
Hologic, Inc. 4.625% 2028[1]	1,445	1,391
IMS Health Holdings, Inc. 5.00% 2026[1]	36,350	36,291
inVentiv Health, Inc. 7.50% 2024[1]	20,447	21,827
Jaguar Holding Co. 6.375% 2023[1]	21,800	22,100
Kindred Healthcare, Inc. 8.00% 2020	13,620	14,488
Kindred Healthcare, Inc. 8.75% 2023	10,750	11,422
Kinetic Concepts, Inc. 7.875% 2021[1]	13,450	13,853
Kinetic Concepts, Inc. 12.50% 2021[1]	94,840	107,643
Mallinckrodt PLC 4.875% 2020[1]	27,515	26,277
Mallinckrodt PLC 5.75% 2022[1]	5,345	4,597
Mallinckrodt PLC 5.625% 2023[1]	3,096	2,492
Molina Healthcare, Inc. 5.375% 2022	102,136	101,370
Molina Healthcare, Inc. 4.875% 2025[1]	50,165	47,030
Multiplan, Inc. 8.50% 2022[1,10]	43,420	44,397
Multiplan, Inc. 7.125% 2024[1]	25,545	26,439
NVA Holdings Inc 6.875% 2026[1]	25,810	26,068
PAREXEL International Corp. 6.375% 2025[1]	48,184	46,136
Prestige Brands International Inc. 6.375% 2024[1]	27,525	28,282
Quintiles Transnational Corp. 4.875% 2023[1]	27,455	28,107
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[2,3,4,6,8,9]	24,735	24,611
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[2,3,4,6,8,9]	20,825	20,721
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,3,4,6,8,9,10]	72,065	67,740
Team Health Holdings, Inc. 6.375% 2025[1]	32,913	28,391
Teleflex Inc. 4.625% 2027	7,440	7,189
Tenet Healthcare Corp. 4.75% 2020	17,010	17,223
Tenet Healthcare Corp. 6.00% 2020	94,645	98,194
Tenet Healthcare Corp. 4.375% 2021	29,620	29,250
Tenet Healthcare Corp. 4.50% 2021	28,755	28,647
Tenet Healthcare Corp. 8.125% 2022	30,910	32,340
Tenet Healthcare Corp. 6.75% 2023	24,850	24,415
Tenet Healthcare Corp. 4.625% 2024[1]	38,111	36,777
Tenet Healthcare Corp. 5.125% 2025[1]	19,000	18,335
Teva Pharmaceutical Finance Company BV 2.20% 2021	6,800	6,127
American High-Income Trust — Page 4 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 2.80% 2023	$24,800	$21,030
Teva Pharmaceutical Finance Company BV 6.00% 2024[1]	41,795	40,623
Teva Pharmaceutical Finance Company BV 6.75% 2028[1]	26,125	25,822
Teva Pharmaceutical Industries Ltd. 4.50% 2025	€11,700	14,451
Valeant Pharmaceuticals International, Inc. 5.625% 2021[1]	$10,050	9,635
Valeant Pharmaceuticals International, Inc. 7.50% 2021[1]	58,580	59,239
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	8,125	8,419
Valeant Pharmaceuticals International, Inc. 7.25% 2022[1]	18,210	18,278
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	104,920	93,510
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	8,175	8,553
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	129,033	111,839
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	55,500	55,361
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	70,910	70,821
Vizient Inc. 10.375% 2024[1]	10,015	11,142
WellCare Health Plans, Inc. 5.25% 2025	5,085	5,117
		2,171,166
Consumer discretionary 12.89%
AI Entertainment Holdings LLC, Term Loan, (3-month USD-LIBOR + 2.25%) 4.127% 2023[2,8,9]	3,825	3,845
American Axle & Manufacturing Holdings, Inc. 6.25% 2025	6,000	6,008
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	18,650	18,720
Boyd Gaming Corp. 6.875% 2023	1,260	1,334
Boyd Gaming Corp. 6.375% 2026	4,985	5,232
Cablevision Systems Corp. 6.75% 2021	33,500	34,966
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,592
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 4.627% 2024[2,8,9]	7,481	7,541
CBS Outdoor Americas Inc. 5.25% 2022	3,750	3,830
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	21,875	21,109
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	14,150	14,433
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	6,050	5,974
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	19,200	18,840
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,400	69,227
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	77,090	73,382
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	91,125	85,885
Cengage Learning Acquisitions, Inc. 9.50% 2024[1]	7,392	5,710
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.036% 2023[2,8,9]	13,638	12,496
Churchill Downs Inc. 4.75% 2028[1]	8,450	8,006
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	180,109	180,559
ClubCorp Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.552% 2024[2,8,9]	17,539	17,673
Constellation Merger Sub Inc. 8.50% 2025[1]	8,775	8,534
CRC Escrow Issuer LLC 5.25% 2025[1]	23,680	22,761
Cumulus Media Inc. 7.75% 2019	63,189	10,268
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.90% 2020[2,8,9]	36,565	31,309
Delphi Automotive PLC 5.00% 2025[1]	13,335	12,818
Delta 2 (Formula One), Term Loan B, (3-month USD-LIBOR + 2.50%) 4.377% 2024[2,8,9]	7,479	7,506
DISH DBS Corp. 7.875% 2019	6,000	6,300
Dollar Tree Inc. 5.75% 2023	30,430	31,864
Fertitta Entertainment, Inc. 6.75% 2024[1]	17,500	17,675
Fertitta Entertainment, Inc. 8.75% 2025[1]	22,575	23,478
Goodyear Tire & Rubber Co. 4.875% 2027	7,000	6,751
Hanesbrands Inc. 4.625% 2024[1]	16,245	15,981
Hanesbrands Inc. 4.875% 2026[1]	14,630	14,264
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,157
iHeartCommunications, Inc. 9.00% 2019	19,325	15,436
American High-Income Trust — Page 5 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 10.625% 2023[11]	$1,085	$860
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 9.052% 2019[2,8,9]	24,250	19,385
IRB Holding Corp. 6.75% 2026[1]	25,190	24,752
Lamar Media Corp. 5.75% 2026	550	572
Lennar Corp. 8.375% 2021[1]	18,725	20,832
Levi Strauss & Co. 5.00% 2025	10,750	10,871
Liberty Global PLC 6.125% 2025[1]	6,500	6,849
Liberty Global PLC 5.50% 2028[1]	17,300	16,003
Limited Brands, Inc. 6.625% 2021	6,750	7,206
Limited Brands, Inc. 5.25% 2028	8,295	7,828
Limited Brands, Inc. 6.875% 2035	4,070	3,968
Live Nation Entertainment, Inc. 5.625% 2026[1]	8,640	8,770
LKQ Corp. 4.75% 2023	8,800	8,800
Loral Space & Communications Inc. 8.875% 2024[1]	8,775	9,653
M.D.C. Holdings, Inc. 6.00% 2043	9,005	8,476
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[1]	9,875	9,478
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.877% 2022[2,8,9]	7,393	7,312
MDC Partners Inc. 6.50% 2024[1]	50,612	49,473
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,600	2,683
Meredith Corp. 6.875% 2026[1]	79,340	81,621
Meredith Corp., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.877% 2025[2,8,9]	14,425	14,528
Meritage Homes Corp. 5.125% 2027	13,375	12,673
MGM Growth Properties LLC 5.625% 2024	3,600	3,726
MGM Resorts International 8.625% 2019	6,275	6,585
MGM Resorts International 7.75% 2022	8,950	9,990
MGM Resorts International 6.00% 2023	16,200	17,051
MHGE Parent LLC/Finance 8.50% 2019[1,10]	14,500	14,409
Michaels Stores, Inc. 5.875% 2020[1]	9,860	9,996
Mohegan Tribal Gaming Authority 7.875% 2024[1]	16,250	16,230
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	29,635	18,892
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)[1,10]	37,519	24,106
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.941% 2020[2,8,9]	74,766	64,789
NMG Finco PLC 5.75% 2022[1]	30,396	30,730
Penn National Gaming, Inc. 5.625% 2027[1]	3,750	3,609
Petsmart, Inc. 7.125% 2023[1]	130,669	74,808
Petsmart, Inc. 5.875% 2025[1]	140,855	102,472
Petsmart, Inc. 8.875% 2025[1]	71,865	41,322
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	62,505	62,114
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 2024[8,9]	3,390	3,335
Schaeffler Verwaltungs 4.125% 2021[1,10]	2,650	2,604
Schaeffler Verwaltungs 4.75% 2026[1,10]	8,850	8,551
Scientific Games Corp. 6.25% 2020	10,760	10,827
Scientific Games Corp. 10.00% 2022	1,838	1,986
Scientific Games Corp. 5.00% 2025[1]	7,560	7,371
Scientific Games Corp., Term Loan B5, (3-month USD-LIBOR + 2.75%) 4.744% 2024[2,8,9]	7,415	7,451
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	10,000	9,700
Sirius XM Radio Inc. 3.875% 2022[1]	12,550	12,111
Six Flags Entertainment Corp. 4.875% 2024[1]	31,900	31,142
Sotheby’s 4.875% 2025[1]	77,795	74,287
TI Automotive Ltd. 8.75% 2023[1]	13,187	13,912
Univision Communications Inc. 5.125% 2023[1]	22,890	21,862
Univision Communications Inc. 5.125% 2025[1]	12,325	11,524
Warner Music Group 5.00% 2023[1]	42,895	43,110
Warner Music Group 4.875% 2024[1]	15,245	15,207
American High-Income Trust — Page 6 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Warner Music Group 5.50% 2026[1]	$20,575	$20,729
Wyndham Worldwide Corp. 5.375% 2026[1]	11,000	11,000
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	27,211	26,769
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	59,630	60,077
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	17,650	17,341
ZF Friedrichshafen AG 4.75% 2025[1]	15,091	15,317
		2,086,099
Materials 12.53%
AK Steel Holding Corp. 7.625% 2021	33,400	34,402
AK Steel Holding Corp. 7.50% 2023	8,800	9,328
AK Steel Holding Corp. 6.375% 2025	3,300	3,127
AK Steel Holding Corp. 7.00% 2027	4,825	4,741
Aleris International, Inc. 7.875% 2020	31,411	31,097
Aleris International, Inc. 9.50% 2021[1]	7,925	8,272
ArcelorMittal 6.125% 2025	10,500	11,471
ARD Securities Finance S.a r.l. 8.75% 2023[1,10]	11,285	11,849
Ardagh Group SA 7.125% 2023[10]	3,300	3,428
Ardagh Packaging Finance 4.25% 2022[1]	6,425	6,409
Ardagh Packaging Finance 4.625% 2023[1]	980	987
Ardagh Packaging Finance 6.00% 2025[1]	21,500	21,661
Axalta Coating Systems LLC 4.875% 2024[1]	12,250	12,327
Ball Corp. 4.375% 2020	15,775	16,090
Ball Corp. 5.25% 2025	7,845	8,110
Ball Corp. 4.875% 2026	17,335	17,423
Berry Plastics Corp. 5.50% 2022	6,800	6,987
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,550
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	5,027
BWAY Parent Co. Inc. 5.50% 2024[1]	8,600	8,675
BWAY Parent Co. Inc. 7.25% 2025[1]	37,255	38,093
BWAY Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.958% 2024[2,8,9]	4,497	4,525
CEMEX SAB de CV 7.75% 2026[1]	13,475	14,879
CF Industries, Inc. 4.50% 2026[1]	345	350
CF Industries, Inc. 4.95% 2043	20,560	18,016
CF Industries, Inc. 5.375% 2044	5,000	4,552
Chemours Co. 6.625% 2023	26,078	27,480
Chemours Co. 7.00% 2025	7,005	7,600
Chemours Co. 5.375% 2027	6,145	6,176
Cleveland-Cliffs Inc. 4.80% 2020	1,713	1,687
Cleveland-Cliffs Inc. 4.875% 2021	7,700	7,546
Cleveland-Cliffs Inc. 4.875% 2024[1]	36,415	35,414
Cleveland-Cliffs Inc. 5.75% 2025[1]	149,335	143,175
Cleveland-Cliffs Inc. 6.25% 2040	14,205	11,790
Commercial Metals Co. 5.375% 2027	10,000	9,875
Consolidated Energy Finance SA 6.875% 2025[1]	20,500	21,525
Constellium NV 5.875% 2026[1]	10,500	10,369
Crown Holdings, Inc. 4.50% 2023	3,000	2,985
Crown Holdings, Inc. 4.25% 2026	3,000	2,783
Crown Holdings, Inc. 7.375% 2026	2,000	2,240
CVR Partners, LP 9.25% 2023[1]	30,975	33,095
First Quantum Minerals Ltd. 7.00% 2021[1]	99,109	99,543
First Quantum Minerals Ltd. 7.25% 2022[1]	25,900	26,029
First Quantum Minerals Ltd. 7.25% 2023[1]	23,925	23,626
First Quantum Minerals Ltd. 6.50% 2024[1]	12,650	12,017
American High-Income Trust — Page 7 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.50% 2025[1]	$107,400	$105,856
First Quantum Minerals Ltd. 6.875% 2026[1]	50,950	48,530
Flex Acquisition Company, Inc. 6.875% 2025[1]	17,875	17,730
FMG Resources 9.75% 2022[1]	45,880	50,583
Freeport-McMoRan Inc. 3.55% 2022	47,318	45,898
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,782
Freeport-McMoRan Inc. 6.875% 2023	5,000	5,388
FXI Holdings, Inc. 7.875% 2024[1]	28,420	27,905
Georgia Gulf Corp. 4.875% 2023	6,300	6,430
H.I.G. Capital, LLC 6.75% 2024[1]	70,853	70,566
Hexion Inc. 6.625% 2020	11,820	11,081
Hexion Inc. 10.375% 2022[1]	22,500	21,881
Huntsman International LLC 4.875% 2020	23,800	24,335
INEOS Group Holdings SA 5.625% 2024[1]	8,250	8,363
Nova Chemicals Corp. 4.875% 2024[1]	18,075	17,375
Nova Chemicals Corp. 5.25% 2027[1]	50,720	48,311
Novelis Corp. 6.25% 2024[1]	16,340	16,789
Novelis Corp. 5.875% 2026[1]	26,675	26,342
OCI NV, Term Loan B, (3-month USD-LIBOR + 4.25%) 6.552% 2025[2,8,9]	10,400	10,507
Olin Corp. 5.125% 2027	10,450	10,332
Olin Corp. 5.00% 2030	10,625	10,187
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	3,973
Owens-Illinois, Inc. 5.875% 2023[1]	22,970	23,817
Owens-Illinois, Inc. 6.375% 2025[1]	14,470	15,302
Plastipak Holdings, Inc. 6.25% 2025[1]	14,855	14,892
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 4.63% 2024[2,8,9]	2,438	2,454
Platform Specialty Products Corp. 6.50% 2022[1]	42,500	43,297
Platform Specialty Products Corp. 5.875% 2025[1]	82,515	80,762
PQ Group Holdings Inc. 5.75% 2025[1]	20,195	20,044
Rayonier Advanced Materials Inc. 5.50% 2024[1]	27,410	26,999
Reynolds Group Inc. 5.75% 2020[9]	38,522	39,052
Reynolds Group Inc. 7.00% 2024[1]	22,945	24,064
Ryerson Inc. 11.00% 2022[1]	70,226	77,600
Scotts Miracle-Gro Co. 5.25% 2026	4,650	4,621
Sealed Air Corp. 4.875% 2022[1]	6,250	6,336
Smurfit Capital Funding PLC 7.50% 2025	3,210	3,876
SPCM SA 4.875% 2025[1]	39,525	38,487
Standard Industries Inc. 6.00% 2025[1]	14,650	15,089
Summit Materials, Inc. 8.50% 2022	3,925	4,249
Summit Materials, Inc. 6.125% 2023	12,660	12,976
Summit Materials, Inc. 5.125% 2025[1]	25,975	25,261
SunCoke Energy Partners, LP 7.50% 2025[1]	13,400	13,869
Teck Resources Ltd. 8.50% 2024[1]	825	919
Teck Resources Ltd. 5.20% 2042	3,900	3,666
Trident Merger Sub, Inc. 6.625% 2025[1]	2,445	2,390
Trinseo SA 5.375% 2025[1]	7,000	6,895
Tronox Ltd. 5.75% 2025[1]	12,605	12,290
Tronox Ltd. 6.50% 2026[1]	8,330	8,351
United States Steel Corp. 7.375% 2020	22,980	24,531
United States Steel Corp. 6.875% 2025	5,925	6,118
Venator Materials Corp. 5.75% 2025[1]	29,665	29,739
American High-Income Trust — Page 8 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Warrior Met Coal, Inc. 8.00% 2024[1]	$37,125	$37,867
Zekelman Industries Inc. 9.875% 2023[1]	13,395	14,768
		2,028,056
Industrials 10.42%
ACCO Brands Corp. 5.25% 2024[1]	9,035	9,103
ADT Corp. 3.50% 2022	10,750	10,038
Allison Transmission Holdings, Inc. 5.00% 2024[1]	28,721	28,541
American Airlines, Inc., 5.50% 2019[1]	19,150	19,689
APX Group, Inc. 8.75% 2020	25,140	25,329
APX Group, Inc. 7.625% 2023	7,810	8,122
ARAMARK Corp. 5.125% 2024	29,075	29,729
ARAMARK Corp. 5.00% 2028[1]	20,175	19,797
Ashtead Group PLC 4.125% 2025[1]	7,890	7,584
Ashtead Group PLC 4.375% 2027[1]	13,000	12,383
Associated Materials, LLC 9.00% 2024[1]	83,470	89,730
Avis Budget Group, Inc. 5.50% 2023	15,085	14,991
Beacon Roofing Supply, Inc. 4.875% 2025[1]	26,505	25,379
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	34,725	34,150
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	10,725	10,189
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	15,300	14,879
Brand Energy 8.50% 2025[1]	49,975	52,349
Builders FirstSource, Inc. 5.625% 2024[1]	60,730	61,261
CD&R Waterworks Merger Sub, LLC 6.125% 2025[1]	23,950	23,471
CD&R Waterworks Merger Sub, LLC, Term Loan B, (3-month USD-LIBOR + 3.00%) 5.211% 2024[1,2,8,9]	6,983	7,019
CEVA Group PLC 7.00% 2021[1,6]	1,400	1,379
CEVA Group PLC 9.00% 2021[1,6]	14,675	14,528
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,6,8,9]	9,247	9,155
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 2021[2,6,8,9]	12,910	12,781
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[2,6,8,9]	1,616	1,600
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[2,6,8,9]	9,364	9,271
Cloud Crane LLC 10.125% 2024[1]	10,865	12,060
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	140	140
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	794	813
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[9]	738	799
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[9]	1,326	1,382
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[9]	758	814
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[9]	119	125
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	1	1
Corporate Risk Holdings LLC 9.50% 2019[1,6]	137,693	144,233
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,3,4,6,10]	14,262	15,261
Covanta Holding Corp. 5.875% 2024	14,500	14,246
Covanta Holding Corp. 5.875% 2025	5,750	5,592
DAE Aviation Holdings, Inc. 10.00% 2023[1]	150,175	163,878
Deck Chassis Acquisition Inc. 10.00% 2023[1]	72,260	78,583
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	2,368	2,567
Euramax International, Inc. 12.00% 2020[1]	43,475	46,192
Garda World Security Corp. 8.75% 2025[1]	20,590	21,620
Hardwoods Acquisition Inc. 7.50% 2021[1]	35,394	32,386
HD Supply, Inc. 5.75% 2024[1]	4,700	4,963
Hertz Global Holdings Inc. 7.625% 2022[1]	37,427	37,942
JELD-WEN Holding, Inc. 4.875% 2027[1]	14,400	13,644
KAR Auction Services, Inc. 5.125% 2025[1]	15,540	15,501
KLX Inc. 5.875% 2022[1]	9,755	10,087
American High-Income Trust — Page 9 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	$9,590	$9,938
LSC Communications, Inc. 8.75% 2023[1]	38,925	40,202
Multi-Color Corp. 4.875% 2025[1]	25,410	23,822
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	1,850	1,522
Navistar International Corp. 6.625% 2025[1]	28,515	28,586
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.21% 2024[2,8,9]	9,410	9,489
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	4,800	4,808
Pisces Parent, LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.062% 2025[2,8,9]	33,510	33,342
Pisces Parent, LLC 8.00% 2026[1]	32,385	32,385
Ply Gem Industries, Inc. 6.50% 2022	14,320	14,797
Prime Security Services Borrower, LLC 9.25% 2023[1]	25,372	27,560
PrimeSource Building Products Inc. 9.00% 2023[1]	20,211	21,171
R.R. Donnelley & Sons Co. 7.625% 2020	4,054	4,286
R.R. Donnelley & Sons Co. 7.875% 2021	34,250	35,704
R.R. Donnelley & Sons Co. 6.50% 2023	19,350	19,157
Rexnord Corp. 4.875% 2025[1]	22,105	21,497
Sensata Technologies Holding NV 6.25% 2026[1]	7,000	7,392
Standard Aero Holdings, Inc., Term Loan B, 5.63% 2022[2,8,9]	5,821	5,882
Staples Inc. 8.50% 2025[1]	6,840	6,344
TransDigm Inc. 5.50% 2020	23,310	23,485
TransDigm Inc. 6.50% 2024	5,995	6,160
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,9]	2,438	2,524
United Continental Holdings, Inc. 6.00% 2020	14,150	14,928
United Rentals, Inc. 4.625% 2025	30,600	29,835
United Rentals, Inc. 5.50% 2027	2,000	2,020
United Rentals, Inc. 4.875% 2028	10,000	9,675
Virgin Australia Holdings Ltd. 8.50% 2019[1]	45,305	46,662
Virgin Australia Holdings Ltd. 7.875% 2021[1]	27,125	27,640
		1,686,089
Telecommunication services 8.81%
Altice NV 6.625% 2023[1]	9,460	9,389
Altice NV 5.50% 2026[1]	12,475	12,194
Altice NV 7.50% 2026[1]	9,000	8,843
CenturyLink, Inc. 6.75% 2023	37,000	36,167
CenturyLink, Inc. 7.50% 2024	14,475	14,620
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	57,768	58,923
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 2025[1]	1,500	1,594
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.03% 2025[2,8,9]	12,413	12,491
Frontier Communications Corp. 7.125% 2019	6,000	6,023
Frontier Communications Corp. 9.25% 2021	12,775	12,328
Frontier Communications Corp. 10.50% 2022	141,857	119,349
Frontier Communications Corp. 11.00% 2025	137,899	104,028
Frontier Communications Corp. 8.50% 2026[1]	52,000	50,570
Inmarsat PLC 4.875% 2022[1]	30,965	30,268
Inmarsat PLC 6.50% 2024[1]	16,100	16,382
Intelsat Jackson Holding Co. 7.25% 2020	31,825	29,597
Intelsat Jackson Holding Co. 7.50% 2021	16,100	14,651
Intelsat Jackson Holding Co. 5.50% 2023	22,800	18,525
Intelsat Jackson Holding Co. 6.625% 2024[8,9]	43,750	44,479
Intelsat Jackson Holding Co. 8.00% 2024[1]	38,275	40,332
Level 3 Communications, Inc. 5.125% 2023	14,225	13,994
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.27% 2020 (100% PIK)[2,8,9,10]	64,839	58,274
MetroPCS Wireless, Inc. 6.625% 2023	17,710	18,297
American High-Income Trust — Page 10 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	$18,900	$19,561
Neptune Finco Corp. (Altice NV) 10.875% 2025[1]	2,098	2,470
Numericable Group SA 6.00% 2022[1]	10,235	10,018
Numericable Group SA 7.375% 2026[1]	6,700	6,407
SoftBank Group Corp. 4.50% 2020[1]	71,475	73,069
SoftBank Group Corp., junior subordinated 6.875% (undated)	17,200	16,408
Sprint Corp. 9.00% 2018[1]	3,616	3,734
Sprint Corp. 7.25% 2021	36,510	37,833
Sprint Corp. 11.50% 2021	74,780	87,119
Sprint Corp. 7.875% 2023	57,595	58,963
Sprint Corp. 7.125% 2024	24,925	24,364
Sprint Corp. 6.875% 2028	85,835	80,363
Sprint Corp. 8.75% 2032	8,925	9,349
T-Mobile US, Inc. 6.375% 2025	25,400	26,606
T-Mobile US, Inc. 6.50% 2026	31,615	33,670
Trilogy International Partners, LLC 8.875% 2022[1]	35,725	36,707
Wind Tre SpA 5.00% 2026[1]	44,125	37,715
Windstream Holdings, Inc. 7.75% 2020	2,500	2,100
Windstream Holdings, Inc. 8.75% 2024[1]	42,147	25,183
Zayo Group Holdings, Inc. 6.00% 2023	7,000	7,228
Zayo Group Holdings, Inc. 6.375% 2025	22,585	23,460
Zayo Group Holdings, Inc. 5.75% 2027[1]	17,425	17,055
Ziggo Bond Finance BV 5.875% 2025[1]	6,880	6,536
Ziggo Bond Finance BV 5.50% 2027[1]	51,150	48,194
		1,425,430
Information technology 7.42%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	16,524
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 5.484% 2024[2,8,9]	7,612	7,614
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.234% 2025[2,8,9]	52,625	52,269
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.302% 2025[2,8,9]	22,700	23,523
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.734% 2021[2,8,9]	26,843	25,154
BMC Software, Inc. 9.00% 2019[1,10]	2,736	2,739
Camelot Finance SA 7.875% 2024[1]	73,860	77,276
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.627% 2025[2,8,9]	7,300	7,452
CDW Corp. 5.00% 2025	6,500	6,500
CommScope Holding Co., Inc. 6.00% 2025[1]	4,750	4,966
CommScope Holding Co., Inc. 5.00% 2027[1]	6,650	6,334
Dell Inc. 2.65% 2020	6,100	5,898
EchoStar Corp. 6.625% 2026	11,755	11,784
Ellucian, Inc. 9.00% 2023[1]	7,050	7,438
First Data Corp. 5.375% 2023[1]	12,950	13,209
First Data Corp. 7.00% 2023[1]	79,450	83,720
First Data Corp. 5.00% 2024[1]	13,875	13,927
First Data Corp. 5.75% 2024[1]	8,150	8,232
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	57,650	64,136
Genesys Telecommunications Laboratories, Inc., Term Loan B3, (3-month USD-LIBOR + 3.50%) 5.802% 2023[2,8,9]	7,925	7,984
Gogo Inc. 12.50% 2022[1]	89,950	101,419
GTT Communications, Inc. 7.875% 2024[1]	17,200	17,329
Infor (US), Inc. 5.75% 2020[1]	3,785	3,865
Infor (US), Inc. 6.50% 2022	53,675	54,883
Infor Software 7.125% 2021[1,10]	50,626	51,322
Informatica Corp. 7.125% 2023[1]	15,325	15,363
American High-Income Trust — Page 11 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.527% 2024[2,8,9]	$5,162	$5,170
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.277% 2025[2,8,9]	44,840	45,485
j2 Global, Inc. 6.00% 2025[1]	9,795	10,077
JDA Software Group, Inc. 7.375% 2024[1]	5,600	5,810
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 3.00% 2023[2,8,9]	11,261	11,340
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[2,8,9]	92,910	96,588
Match Group, Inc. 5.00% 2027[1]	10,745	10,611
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.377% 2024[2,8,9]	31,685	32,037
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.377% 2025[2,8,9]	8,950	9,084
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.137% 2025[2,8,9]	24,625	24,802
PE Cortes NP Holdings LLC 12.00% 2022[1,10]	12,775	13,573
PE Cortes NP Holdings LLC 9.25% 2024[1]	11,525	12,101
Qorvo, Inc. 6.75% 2023	5,000	5,350
Solera Holdings, Inc. 10.50% 2024[1]	38,125	42,605
Symantec Corp 5.00% 2025[1]	2,125	2,148
Tempo Acquisition LLC 6.75% 2025[1]	12,125	12,140
Unisys Corp. 10.75% 2022[1]	85,335	96,322
Vantiv, Inc. 4.375% 2025[1]	12,050	11,688
VeriSign, Inc. 4.625% 2023	4,600	4,616
VeriSign, Inc. 5.25% 2025	13,875	14,152
VeriSign, Inc. 4.75% 2027	6,150	5,919
Veritas Holdings Limited 7.50% 2023[1]	6,950	6,985
Veritas Holdings Limited 10.50% 2024[1]	5,000	4,700
Western Digital Corp. 4.75% 2026	27,500	27,491
		1,201,654
Utilities 3.21%
AES Corp. 4.00% 2021	20,750	20,880
AES Corp. 4.875% 2023	16,540	16,912
AES Corp. 7.75% 2024[1]	6,300	6,617
AES Corp. 5.50% 2025	26,961	28,006
AES Corp. 6.00% 2026	31,650	33,470
AES Corp. 5.125% 2027	21,515	21,945
AmeriGas Partners, LP 5.50% 2025	34,175	33,150
AmeriGas Partners, LP 5.75% 2027	9,350	8,988
Calpine Corp. 6.00% 2022[1]	1,775	1,827
Calpine Corp. 5.375% 2023	38,285	36,794
Calpine Corp. 5.875% 2024[1]	20,530	20,782
Calpine Corp. 5.75% 2025	18,365	16,850
Calpine Corp. 5.25% 2026[1]	30,500	29,547
Dynegy Finance Inc. 7.375% 2022	29,880	31,561
Dynegy Finance Inc. 7.625% 2024	9,765	10,583
Emera Inc. 6.75% 2076	33,305	36,136
Enel Società per Azioni 8.75% 2073[1]	16,112	19,153
Mississippi Power Co. 4.25% 2042	7,740	7,590
NRG Energy, Inc. 6.25% 2022	47,565	49,215
NRG Energy, Inc. 7.25% 2026	6,450	6,869
NRG Energy, Inc. 6.625% 2027	15,450	15,875
Talen Energy Corp. 4.60% 2021	22,865	19,892
Talen Energy Corp. 9.50% 2022[1]	24,390	23,780
Talen Energy Corp. 10.50% 2026[1]	26,260	22,682
		519,104
American High-Income Trust — Page 12 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate 2.73%	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 6.00% 2023[1]	$3,750	$3,619
Communications Sales & Leasing, Inc. 7.125% 2024[1]	3,525	3,208
Crescent Resources Holdings LLC 8.875% 2021[1]	14,630	15,471
Equinix, Inc. 5.75% 2025	5,450	5,695
Equinix, Inc. 5.875% 2026	20,550	21,475
Equinix, Inc. 5.375% 2027	40,680	41,392
Five Point Holdings LLC 7.875% 2025[1]	17,300	17,495
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,517
Gaming and Leisure Properties, Inc. 5.375% 2026	1,575	1,603
Howard Hughes Corp. 5.375% 2025[1]	89,355	88,461
Iron Mountain Inc. 6.00% 2023	2,500	2,597
Iron Mountain Inc. 5.75% 2024	43,800	42,650
Iron Mountain Inc. 4.875% 2027[1]	31,996	29,836
Iron Mountain Inc. 5.25% 2028[1]	43,719	41,369
iStar Financial Inc. 5.00% 2019	2,500	2,509
iStar Inc. 6.00% 2022	4,000	4,020
Medical Properties Trust, Inc. 5.00% 2027	17,000	16,708
Realogy Corp. 4.50% 2019[1]	30,660	30,890
Realogy Corp. 4.875% 2023[1]	62,350	60,012
SBA Communications Corp. 4.00% 2022[1]	5,500	5,294
SBA Communications Corp. 4.875% 2022	4,800	4,848
		442,669
Consumer staples 2.62%
Avon Products, Inc. 7.875% 2022[1]	8,800	9,042
B&G Foods, Inc. 4.625% 2021	5,250	5,224
B&G Foods, Inc. 5.25% 2025	48,775	45,544
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[2,8,9]	70,514	70,933
Central Garden & Pet Co. 6.125% 2023	4,300	4,510
CHOBANI LLC 7.50% 2025[1]	21,695	22,427
Constellation Brands, Inc. 4.75% 2025	625	659
Cott Beverages Inc. 5.50% 2025[1]	21,125	20,914
Darling Ingredients Inc. 5.375% 2022	9,250	9,423
First Quality Enterprises, Inc. 5.00% 2025[1]	16,960	16,282
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.377% 2023[2,8,9]	22,663	22,932
JBS SA 5.875% 2024[1]	10,950	10,721
JBS SA 6.75% 2028[1]	10,500	10,093
Lamb Weston Holdings, Inc. 4.625% 2024[1]	7,465	7,437
Pilgrim’s Pride Corp. 5.75% 2025[1]	21,835	21,262
Pinnacle Foods Inc. 5.875% 2024	11,525	11,986
Post Holdings, Inc. 5.50% 2025[1]	10,000	9,875
Post Holdings, Inc. 8.00% 2025[1]	8,400	9,460
Post Holdings, Inc. 5.00% 2026[1]	30,760	29,299
Post Holdings, Inc. 5.75% 2027[1]	7,000	6,930
Post Holdings, Inc. 5.625% 2028[1]	20,960	20,095
Simmons Foods Inc. 5.75% 2024[1]	16,850	15,312
Spectrum Brands Inc. 6.625% 2022	3,500	3,622
Spectrum Brands Inc. 6.125% 2024	4,750	4,916
Spectrum Brands Inc. 5.75% 2025	3,000	3,075
SUPERVALU Inc. 6.75% 2021	10,750	10,669
TreeHouse Foods, Inc. 6.00% 2024[1]	6,975	7,045
Vector Group Ltd. 6.125% 2025[1]	14,300	14,336
		424,023
American High-Income Trust — Page 13 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 2.56%	Principal amount (000)	Value (000)
Acrisure LLC 7.00% 2025[1]	$13,455	$12,950
Ally Financial Inc. 3.75% 2019	7,000	7,035
Ally Financial Inc. 8.00% 2020	8,825	9,509
Ally Financial Inc. 8.00% 2031	15,000	18,394
Carlyle Group LP 6.375% 2022[1]	9,150	9,447
CIT Group Inc. 3.875% 2019	57,435	57,851
CIT Group Inc. 4.125% 2021	22,085	22,251
CIT Group Inc. 5.25% 2025	8,470	8,693
CIT Group Inc., Series C, 5.50% 2019[1]	6,012	6,166
General Motors Acceptance Corp. 7.50% 2020	13,225	14,333
Hub International Ltd. 7.875% 2021[1]	16,250	16,839
Icahn Enterprises Finance Corp. 6.25% 2022	20,050	20,451
iStar Financial Inc. 6.50% 2021	8,000	8,190
Jefferies Finance, LLC 7.50% 2021[1]	6,715	6,824
Jefferies Finance, LLC 7.25% 2024[1]	7,725	7,662
LPL Financial Holdings Inc. 5.75% 2025[1]	21,300	21,081
Navient Corp. 4.875% 2019	35,245	35,615
Navient Corp. 6.50% 2022	21,490	22,242
Navient Corp. 5.50% 2023	27,165	26,792
Navient Corp. 6.125% 2024	8,725	8,736
Navient Corp. 6.75% 2025	14,000	14,228
OneMain Financial Holdings, LLC 7.25% 2021[1]	6,755	7,004
Springleaf Finance Corp. 8.25% 2020	14,150	15,441
Springleaf Finance Corp. 6.875% 2025	20,500	20,628
Starwood Property Trust, Inc. 5.00% 2021	15,175	15,516
		413,878
Total corporate bonds & notes		15,228,400
U.S. Treasury bonds & notes 0.25% U.S. Treasury 0.25%
U.S. Treasury 3.125% 2019[12]	40,000	40,416
Total U.S. Treasury bonds & notes		40,416
Municipals 0.10% Illinois 0.10%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	16,290	15,329
		15,329
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Argentine Republic 4.00% 2020[13]	ARS136,600	7,160
Argentine Republic 18.20% 2021	46,450	2,318
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 2022[2]	70,950	3,618
		13,096
Total bonds, notes & other debt instruments (cost: $15,722,106,000)		15,297,241
American High-Income Trust — Page 14 of 19

unaudited
Convertible bonds 0.62% Consumer discretionary 0.17%	Principal amount (000)	Value (000)
DISH DBS Corp. 3.375% 2026	$18,750	$18,107
Live Nation Entertainment, Inc., convertible notes, 2.50% 2023[1]	6,300	6,373
Tesla, Inc., convertible notes, 2.375% 2022	3,000	3,133
		27,613
Energy 0.14%
Chesapeake Energy Corp. 5.50% 2026[1]	4,730	4,097
Golar LNG Ltd., convertible notes 2.75% 2022	6,745	6,909
Teekay Corp. 5.00% 2023[1]	6,400	6,191
Weatherford International PLC 5.875% 2021	6,147	5,526
		22,723
Information technology 0.07%
Gogo Inc., convertible notes, 3.75% 2020	7,850	6,987
Western Digital Corp., convertible notes, 1.50% 2024[1]	4,300	4,661
		11,648
Miscellaneous 0.24%
Other convertible bonds in initial period of acquisition		39,284
Total convertible bonds (cost: $106,313,000)		101,268
Convertible stocks 0.66% Industrials 0.62%	Shares
Associated Materials, LLC 14.00% convertible preferred 2020[3,4]	43,400	52,138
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred[3,6,7]	47,121	44,176
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.348% convertible preferred[3,6,7]	6,384	4,150
		100,464
Telecommunication services 0.01%
Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	70,000	801
Miscellaneous 0.03%
Other convertible stocks in initial period of acquisition		4,937
Total convertible stocks (cost: $107,406,000)		106,202
Common stocks 1.15% Energy 0.38%
White Star NR Corp.[3,4,5,6,7]	24,665,117	20,965
Ascent Resources - Utica, LLC, Class A3,4,5,6,7	90,532,504	20,822
Ascent Resources Marcellus Holdings, Inc.[3,4,5]	6,028,136	18,330
Southwestern Energy Co.[5]	229,524	994
Denbury Resources Inc.[5]	60,000	164
Gener8 Maritime, Inc.[5]	314	2
Petroplus Holdings AG3,4,5	3,360,000	—[14]
		61,277
Information technology 0.37%
Corporate Risk Holdings I, Inc.[3,4,5,6,7]	2,380,355	60,175
Corporate Risk Holdings Corp.[3,4,5,6,7]	12,035	—
		60,175
American High-Income Trust — Page 15 of 19

unaudited
Common stocks Industrials 0.24%	Shares	Value (000)
CEVA Group PLC[3,5,6,7]	59,168	$38,459
Atrium Corp.[1,3,4,5]	10,987	517
		38,976
Utilities 0.05%
Vistra Energy Corp.[5]	399,690	8,326
Health care 0.03%
Rotech Healthcare Inc.[3,4,5,6,7]	1,916,276	3,833
Real estate 0.02%
OUTFRONT Media Inc. REIT	200,236	3,752
Telecommunication services 0.01%
NII Holdings, Inc.[5]	822,292	1,735
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova[3,4,5]	1,773,964	7
Adelphia Recovery Trust, Series ACC-1[3,4,5]	10,643,283	5
		12
Miscellaneous 0.05%
Other common stocks in initial period of acquisition		7,264
Total common stocks (cost: $223,898,000)		185,350
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights[1,5,15]	837,842	502
Energy 0.00%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[3,4,5]	2,032,968	264
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[3,4,5]	1,581,198	16
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[3,4,5]	1,480,250	15
		295
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[3,4,5,7]	10	—[14]
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[3,4,5]	616,536	—[14]
Total rights & warrants (cost: $1,584,000)		797
American High-Income Trust — Page 16 of 19

unaudited
Short-term securities 2.44%	Principal amount (000)	Value (000)
CAFCO, LLC 1.55% due 5/8/2018[1]	$17,900	$17,861
Chevron Corp. 1.66%–1.69% due 4/17/2018–4/23/2018[1]	89,200	89,103
Federal Home Loan Bank 1.56%–1.60% due 4/10/2018–4/27/2018	101,700	101,616
Home Depot Inc. 1.81% due 4/11/2018[1]	35,100	35,078
Jupiter Securitization Co., LLC 1.81% due 5/4/2018[1]	40,000	39,922
Société Générale 1.62% due 4/2/2018[1]	33,300	33,294
United Parcel Service Inc. 1.85% due 5/1/2018[1]	35,400	35,338
Wal-Mart Stores, Inc. 1.86% due 4/16/2018[1]	42,300	42,261
Total short-term securities (cost: $394,535,000)		394,473
Total investment securities 99.39% (cost: $16,555,842,000)		16,085,331
Other assets less liabilities 0.61%		99,201
Net assets 100.00%		$16,184,532
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$124,300	$(388)	$—	$(388)
3-month USD-LIBOR	2.0745%	11/21/2026	135,000	7,085	—	7,085
3-month USD-LIBOR	2.2825%	4/13/2027	87,100	3,360	—	3,360
2.288%	3-month USD-LIBOR	10/2/2027	87,200	(3,547)	—	(3,548)
3-month USD-LIBOR	2.6475%	1/25/2028	43,000	452	—	452
					$—	$6,961
American High-Income Trust — Page 17 of 19

unaudited
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$517,500	$(33,689)	$(41,905)	$8,216
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,183,205,000, which represented 56.74% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $424,132,000, which represented 2.62% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,076,541,000, which represented 6.65% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Scheduled interest and/or principal payment was not received.
[12]	A portion of this security was pledged as collateral. The total value of pledged collateral was $30,510,000, which represented .19% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Amount less than one thousand.
[15]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017-2/5/2018	$161,660	$163,216	1.01%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	18,400	18,538.11
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred	5/2/2013-8/22/2014	47,777	44,176.27
CEVA Group PLC	5/2/2013	57,165	38,459.24
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.348% convertible preferred	5/2/2013	6,168	4,150.03
Corporate Risk Holdings I, Inc.	8/31/2015	26,446	60,175.37
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
White Star NR Corp.	6/30/2016	16,491	20,965.13
Ascent Resources - Utica, LLC, Class A	11/15/2016	4,340	20,822.13
Rotech Healthcare Inc.	9/26/2013	41,128	3,833.02
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012-11/26/2014	—	—	.00
Total private placement securities		$379,575	$374,334	2.31%

Key to abbreviations and symbols
ARS = Argentine pesos
€ = Euros
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
American High-Income Trust — Page 18 of 19

unaudited
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-021-0518O-S60643	American High-Income Trust — Page 19 of 19

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David A. Daigle
David A. Daigle, President and Principal Executive Officer

Date: May 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Daigle
David A. Daigle, President and Principal Executive Officer

Date: May 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2018